Schedule I-Condensed Financial Information - STATEMENTS OF CASH FLOWS and Notes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Cash flows from operating activities:
Net income	$ 290,863	¥ 1,892,433	¥ 1,992,767	¥ 1,508,712
Adjustments to reconcile net income to net cash by operating activities:
Share of loss of affiliates	3,424	22,280	71,489	84,063
Impairment loss of investments	20,446	133,026	114,574	99,749
Share-based compensation expenses	102,531	667,098	475,653	302,941
Amortization of debt issuance cost	914	5,950	35,824	33,453
Changes in operating assets and liabilities:
Deferred income	4,081	26,554	55,549	(86,880)
Net cash generated from operating activities	150,816	981,251	2,831,413	1,915,086
Cash flows from investing activities:
Investment to an affiliate and VIEs	(2,580)	(16,783)	(58,327)	(523,643)
Investment in available-for-sale investments			(97,314)	(246,953)
Net cash used in investing activities	(312,407)	(2,032,606)	(1,669,002)	(2,937,309)
Cash flows from financing activities:
Repurchase of ordinary shares			(193,619)	(650,197)
Proceeds from issuance of ordinary shares upon exercise of stock options	917	5,969	5,747	6,323
Partial redemption of convertible senior notes	(3,335)	(21,697)
Proceeds from issuance of ordinary shares to new investors	862,293	5,610,337
Net cash (used in) provided by financing activities	1,101,981	7,169,824	(393,128)	(539,134)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(929)	(6,054)	15,910	94,990
Cash, cash equivalents and restricted cash at beginning of the period		4,109,577	3,324,384
Cash and cash equivalents at end of the period	1,532,959	9,973,891	4,109,577	3,324,384
Restriction on dividend distribution
Amount of restricted capital and reserves not available for dividend distribution		6,112,334	4,278,531
Consolidated VIEs and VIEs' subsidiaries
Cash flows from operating activities:
Net income		(3,784,932)	230,954	226,986
Changes in operating assets and liabilities:
Net cash generated from operating activities		(801,931)	(1,192,894)	(1,363,805)
Cash flows from investing activities:
Net cash used in investing activities		1,435,001	626,798	1,018,250
Cash flows from financing activities:
Net cash (used in) provided by financing activities		1,144,728	(108,779)	809,740
Restriction on dividend distribution
Dividend paid to the Company		0	0	0
Amount of restricted capital and reserves not available for dividend distribution		2,039,500	829,500
WFOE
Restriction on dividend distribution
Amount of restricted capital and reserves not available for dividend distribution		1,128,029	1,128,029
Parent company
Cash flows from operating activities:
Net income	299,658	1,949,655	2,036,817	1,589,665
Adjustments to reconcile net income to net cash by operating activities:
Equity income of subsidiaries and variable interest entities	(406,524)	(2,644,958)	(2,677,396)	(2,159,985)
Share of loss of affiliates	3,277	21,319	65,492	80,422
Impairment loss of investments				68,648
Share-based compensation expenses	102,531	667,098	475,653	302,941
Amortization of debt issuance cost	914	5,950	35,824	33,453
Changes in operating assets and liabilities:
Accrued expenses and other current liabilities	8,280	53,870	23,924	(8,081)
Deferred income	(6,779)	(44,109)	35,688	8,686
Net cash generated from operating activities	1,357	8,825	(3,998)	(84,251)
Cash flows from investing activities:
Investment to an affiliate and VIEs				(335,974)
Investment in available-for-sale investments				(38,406)
Amounts due (from) to subsidiaries and VIEs	(811,064)	(5,277,028)	192,523	993,135
Net cash used in investing activities	(811,064)	(5,277,028)	192,523	618,755
Cash flows from financing activities:
Repurchase of ordinary shares			(193,619)	(650,197)
Proceeds from issuance of ordinary shares upon exercise of stock options	917	5,969	5,747	6,323
Partial redemption of convertible senior notes	(3,335)	(21,697)
Proceeds from issuance of ordinary shares to new investors	862,293	5,610,337
Net cash (used in) provided by financing activities	859,875	5,594,609	(187,872)	(643,874)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(7)	(44)	44	108,650
Net (decrease) increase in cash, cash equivalents and restricted cash	50,161	326,362	697	(720)
Cash, cash equivalents and restricted cash at beginning of the period	146	952	255	975
Cash and cash equivalents at end of the period	$ 50,307	327,314	952	255
Restriction on dividend distribution
Amount of restricted capital and reserves not available for dividend distribution		6,112,334	4,278,531
Cash dividend declared and paid to the Company		0	0	0
Group's subsidiaries
Restriction on dividend distribution
Dividend paid to the Company		¥ 0	¥ 0	¥ 0